UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment  [ ]      Amendment  Number:
                                                     -------
    This Amendment (Check only one.):       [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Karen M. Fleiss
Address: 1270 Avenue of The Americas, 11th Floor
         New York, New York  10020


Form 13F File Number: 28-04221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen M. Fleiss
Title: Managing Member of KMF Advisers LLC, General Partner
       of KMF Partners, L.P.
Phone: (212) 582-5048

Signature, Place, and Date of Signing:

/s/ Karen M. Fleiss                New York, New York                   02/13/02
-------------------                ------------------                   --------
[Signature]                          [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             2
                                                           ---------

Form 13F Information Table Entry Total:                       68
                                                           ---------

Form 13F Information Table Value Total:                     106,449
                                                           ---------
                                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                      Name

 1                28-04223                                  KMF Partners, L.P.

 2                28-05699                                  KMF Advisers LLC

KMF PARTNERS
13 F SECURITIES
FOR THE PERIOD ENDING 9/30/01


Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
ABERCROMBIE AND FITCH CO. - CL A      CLA        002896207    1,857         70,000     Defined      1,2         70,000
ADELPHIA COMMUNICATIONS - CL A        CLA        006848105      624         20,000     Defined      1,2         20,000
ALLOY ONLINE INC.                     COM        019855105      646         30,000     Defined      1,2         30,000
AMERICAN EAGLE OUTFITTERS             COM        02553E106    2,094         80,000     Defined      1,2         80,000
AMERICAN MEDICAL SYSTEMS HOLDINGS INC.COM        02744M108      207         10,000     Defined      1,2         10,000
AOL TIME WARNER INC.                  COM        00184A105   12,610        392,850     Defined      1,2        392,850
ARIBA INC.                            COM        04033V104      616        100,000     Defined      1,2        100,000
AUTONATION INC.                       COM        05329W102      370         30,000     Defined      1,2         30,000
BED BATH & BEYOND INC.                COM        075896100    1,356         40,000     Defined      1,2         40,000
BERKSHIRE HATHAWAY INC.               CLB        084670207    1,263            500     Defined      1,2            500
CABLEVISION SYSTEMS                   CLA        12686C109      475         10,000     Defined      1,2         10,000
CARDIAC SCIENCE INC.                  COM        141410209      334         75,000     Defined      1,2         75,000
CELL PATHWAYS INC.                    COM        15114R101      174         25,000     Defined      1,2         25,000
CENDANT CORP.                         COM        151313103    1,628         83,000     Defined      1,2         83,000
CENTEX CORP.                          COM        152312104    1,713         30,000     Defined      1,2         30,000
CHECK POINT SOFTWARE INC.             ORD        M22465104    4,787        120,000     Defined      1,2        120,000
CHICO'S FAS INC.                      COM        168615102    1,191         30,000     Defined      1,2         30,000
CITRIX SYSTEMS                        COM        177376100    2,719        120,000     Defined      1,2        120,000
CLEAR CHANNEL COMMUNICATIONS          COM        184502102    3,055         60,000     Defined      1,2         60,000
COACH INC.                            COM        189754104    1,169         30,000     Defined      1,2         30,000
CORVAS INTERNATIONAL INC.             COM        221005101      328         50,000     Defined      1,2         50,000
COSTCO WHOLESALE CORP.                COM        22160K105      888         20,000     Defined      1,2         20,000
DIANON SYSTEMS INC.                   COM        252826102      608         10,000     Defined      1,2         10,000
DOUBLECLICK INC.                      COM        258609304    1,134        100,000     Defined      1,2        100,000
EBAY INC.                             COM        278642103      669         10,000     Defined      1,2         10,000
EXPRESS SCRIPTS INC. - CL A           CLA        302182100      935         20,000     Defined      1,2         20,000
GENZYME CORP.                         COM        372917104    1,197         20,000     Defined      1,2         20,000
GUIDANT CORP.                         COM        401698105    1,310         26,300     Defined      1,2         26,300
HANCOCK FABRICS INC.                  COM        409900107      658         50,000     Defined      1,2         50,000
HANDSPRING INC.                       COM        410293104      674        100,000     Defined      1,2        100,000
HOME DEPOT INC.                       COM        437076102    1,020         20,000     Defined      1,2         20,000






Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
INTERNEURON PHARMACEUTICALS
LENNAR CORP.                          COM        526057104      468         10,000     Defined      1,2         10,000
LOWE'S COMPANIES                      COM        548661107      928         20,000     Defined      1,2         20,000
MAD CATZ INTERACTIVE, INC.            COM        556162105      304        225,000     Defined      1,2        225,000
MASCO CORP.                           COM        574599106      735         30,000     Defined      1,2         30,000
MCAFEE.COM CORPORATION                CLA        579062100      509         15,000     Defined      1,2         15,000
MDC HOLDINGS INC.                     COM        552676108    1,134         30,000     Defined      1,2         30,000
MEDIMMUNE INC.                        COM        584699102    2,724         58,762     Defined      1,2         58,762
MEDTRONIC INC.                        COM        585055106      707         13,800     Defined      1,2         13,800
MICHAELS STORES, INC.                 COM        594087108      989         30,000     Defined      1,2         30,000
NETEGRITY, INC.                       COM        64110P107      387         20,000     Defined      1,2         20,000
NETWORK ASSOCIATES INC.               COM        640938106      388         15,000     Defined      1,2         15,000
OSI PHARMACEUTICALS, INC.             COM        671040103    8,005        175,000     Defined      1,2        175,000
PORTAL SOFTWARE INC.                  COM        736126103      104         50,000     Defined      1,2         50,000
PRAECIS PHARMACEUTICALS INC.          COM        739421105      204         35,000     Defined      1,2         35,000
PRICELINE.COM INC.                    COM        741503106      291         50,000     Defined      1,2         50,000
PULTE HOMES, INC.                     COM        745867101      893         20,000     Defined      1,2         20,000
QUADRAMED CORP.                       COM        74730W101    1,183        140,000     Defined      1,2        140,000
REGISTER.COM                          COM        75914G101      345         30,000     Defined      1,2         30,000
S&P DEPOSITORY RECEIPTS               COM        78462F103   22,860        200,000     Defined      1,2        200,000
SANDISK CORP.                         COM        80004C101      432         30,000     Defined      1,2         30,000
SEQUENOM, INC.                        COM        817337108      384         36,000     Defined      1,2         36,000
SONUS PHARMACEUTICALS INC.            COM        835692104      687         85,000     Defined      1,2         85,000
ST. JUDE MEDICAL INC.                 COM        790849103      777         10,000     Defined      1,2         10,000
TICKETMASTER - CL B                   CLB        88633P203      328         20,000     Defined      1,2         20,000
TIFFANY & CO.-NEW                     COM        886547108    3,776        120,000     Defined      1,2        120,000
TITAN PHARMACEUTICALS INC.            COM        888314101      736         75,000     Defined      1,2         75,000
TIVO INC.                             COM        888706108      164         25,000     Defined      1,2         25,000
TWEETER HOME ENTERTAINMENT GROUP      COM        901167106    1,668         57,500     Defined      1,2         57,500
UNITED THERAPEUTICS CORP.             COM        91307C102      625         60,000     Defined      1,2         60,000
VERITAS SOFTWARE CORP.                COM        923436109      897         20,000     Defined      1,2         20,000





VITRIA TECHNOLOGY INC.
WEIGHT WATCHERS                       COM        948626106    1,015         30,000     Defined      1,2         30,000
WILLIAMS-SONOMA INC.                  COM        969904101      858         20,000     Defined      1,2         20,000
YAHOO! INC.                           COM        984332106      887         50,000     Defined      1,2         50,000
ARIBA INC. JAN 7 1/2 CALLS            CALL       04033V904      300         10,000     Defined      1,2         10,000
I2 TECHNOLOGIES JAN 71/2CALLS         CALL       465754909       95          1,000     Defined      1,2          1,000

                                 TOTAL                                     106,499